Self Administration Transaction	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Self Administration Transaction
Note 5. Self Administration Transaction
Overview
On June 28, 2019, we, our Operating Partnership and our TRS entered into a series of transactions, agreements, and amendments to our existing agreements and arrangements with our then-sponsor SAM and SmartStop OP Holdings, LLC (“SS OP Holdings”), a subsidiary of SAM, pursuant to which, effective June 28, 2019, we acquired the self storage advisory, asset management and property management businesses and certain joint venture interests of SAM, along with certain other assets of SAM.
As a result of the Self Administration Transaction, SAM is no longer our sponsor, and we became self-managed and succeeded to the advisory, asset management and property management businesses and certain joint ventures previously in place for us, SST IV (until the SST IV Merger Date), SSGT II, and we acquired the internal capability to originate, structure and manage additional future investment products which would be sponsored by SmartStop REIT Advisors, LLC (“SRA”), our indirect subsidiary.
Agreements
Contribution Agreement
On June 28, 2019, we along with our Operating Partnership, as contributee, and SAM and SS OP Holdings, as contributor, entered into a Contribution Agreement (the “Contribution Agreement”) whereby the Operating Partnership acquired the Self Storage Platform and certain other assets, including (a) SAM’s, or its subsidiaries’, 100% membership interests in our Former External Advisor and Former External Property Managers, the advisor and property manager for SST IV, the advisor and property manager for SSGT II, entities related to the Tenant Protection Programs joint ventures, and certain entities related to SAM’s self storage business in Canada; (b) all equipment, furnishings, fixtures and computer equipment as set forth in the Contribution Agreement; (c) certain personal property as set forth in the Contribution Agreement; (d) all intellectual property, goodwill, licenses and sublicenses granted and obtained with respect thereto (including all rights to the “SmartStop
®
” brand and “Strategic Storage
®
” related trademarks); (e) SAM’s processes, practices, procedures and workforce related to the self storage business (then consisting of a total of approximately 350 on-site
self storage employees, regional and district managers, other personnel and the then current executive management team of the Company), and (f) certain other assets as set forth in the Contribution Agreement, in exchange for $769,126 in cash, assumption of existing debt in the amount of $15 million, and 8,698,956
Class A-1
limited partnership units of the Operating Partnership
(“Class A-1
Units”) and 3,283,302
Class A-2
limited partnership units of the Operating Partnership
(“Class A-2
Units”). For a description of the
Class A-1
Units and
Class A-2
Units, see below under the heading “Third Amended and Restated Limited Partnership Agreement and Redemption of Limited Partner Interest Agreement.”
Third Amended and Restated Limited Partnership Agreement and Redemption of Limited Partner Interest Agreement
On June 28, 2019, we entered into the Third Amended and Restated Limited Partnership Agreement of the Operating Partnership (as amended, the “Operating Partnership Agreement”), which amended and superseded the Second Amended and Restated Limited Partnership Agreement (the “Former OP Agreement”), and a Redemption of Limited Partner Interest Agreement (the “Redemption of Limited Partner Interest Agreement”) with the Former External Advisor and the Operating Partnership, pursuant to which the Operating Partnership redeemed all of the limited partnership interests held by the Former External Advisor in the Operating Partnership. As a result of the Redemption of Limited Partner Interest Agreement and the Self Administration Transaction, the Former External Advisor’s parent entity, SAM and its affiliates no longer hold either their previously existing 20,000 limited partnership units or their special limited partnership interest in the Operating Partnership; however, SAM received cash of $200,000 and
Class A-1
Units and
Class A-2
Units in the Operating Partnership, as further described below.
In addition, the revised Operating Partnership Agreement created two new classes of units issued to SS OP Holdings in connection with the Self Administration Transaction:
Class A-1
Units and
Class A-2
Units.
The
Class A-1
Units are subject to the general restrictions on transfer contained in the Operating Partnership Agreement. In addition, through June 28, 2021 (the
“Lock-Up
Expiration”), the
Class A-1
Units could not be sold, pledged, or otherwise transferred or encumbered except in certain limited circumstances set forth in the Contribution Agreement. The
Class A-1
Units were and are now otherwise entitled to all rights and duties of the Class A limited partnership units in the Operating Partnership, including cash distributions and the allocation of any profits or losses in the Operating Partnership. The
Class A-2
Units may convert into
Class A-1
Units as earnout consideration, as described below. The
Class A-2
Units are not entitled to cash distributions or the allocation of any profits or losses in the Operating Partnership until the
Class A-2
Units are converted into
Class A-1
Units.
The conversion features of the
Class A-2
Units are as follows: (A) the first time the aggregate incremental assets under management, as amended (“AUM”) (as defined in the Operating Partnership Agreement) of the Operating Partnership equals or exceeds $300,000,000, one-third
of the
Class A-2
Units will automatically convert into
Class A-1
Units, (B) the first time the incremental AUM of the Operating Partnership equals or exceeds $500,000,000, an additional one-third
of the
Class A-2
Units will automatically convert into
Class A-1
Units, and (C) the first time the incremental AUM equals or exceeds $700,000,000, the remaining one-third
of the
Class A-2
Units will automatically convert into
Class A-1
Units (each an “Earnout Achievement Date”). On

each Earnout Achievement Date, the
Class A-2
Units will automatically convert into
Class A-1
Units based on an earnout exchange ratio, which is equal to $10.66 divided by the then current value of our
Class A-1
Units, as provided in the Operating Partnership Agreement. On March 24, 2021, 1,094,434
Class A-2
Units held by SS OP Holdings were converted into 1,121,795
Class A-1
Units pursuant to the achievement of the first tier of earnout consideration.
On October 19, 2021, the Nominating and Corporate Governance Committee of our board of directors and our board of directors approved resolutions providing that the denominator in the calculation of the earnout exchange ratio will be $10.66 (the value of the Class A common stock at the time of the Self Administration Transaction, pursuant to which the earnout was established) for the next 12 months, until October 19, 2022. Thereafter, the denominator in the calculation of the earnout exchange ratio will be as provided in the Operating Partnership Agreement.
The
Class A-2
Units conversion rights will expire seven years following the closing date of the Self Administration Transaction. Notwithstanding the foregoing, the earnout consideration will be earned and automatically convert in the event of an “Earnout Acceleration Event” (as defined in the Operating Partnership Agreement), which includes each of the following: certain change of control events (as described in the Operating Partnership Agreement), or H. Michael Schwartz being removed either as a member of our board of directors or as one of our executive officers for any reason other than cause. For additional information, see the
Accounting Considerations Subsequent to Acquisition
section further below.
Fair Value of Consideration Transferred
We accounted for the Contribution Agreement and Membership Interest Purchase Agreement discussed above as a business combination under the acquisition method of accounting. The estimated fair value of the consideration transferred totaled approximately $111.3 million and consisted of the following:

Estimated Fair Value of Consideration Transferred
Cash (1)	$3,918,185
Class A-1 Units	63,643,000
Class A-2 Units (contingent earnout)	30,900,000

Total Consideration Transferred	98,461,185

Fair value of our preexisting 50% equity interests	12,800,000

Total	$111,261,185

(1)	We assumed a net asset of approximately $0.5 million, which per the Contribution Agreement we were required to pay to SAM the value thereof and such amount was included above as cash consideration.
As a result of this acquisition, we remeasured the book value of our preexisting 50% equity method investments in our Tenant Protection Programs joint ventures to fair value, which resulted in a gain of approximately $8.0 million which was presented in the gain resulting from acquisition of unconsolidated affiliates line-item in our consolidated statements of operations as of the date of the acquisition.
The estimated fair value of the contingent earnout,
Class A-2
Units, was determined based on a discounted probability weighted forecast of achieving the requisite AUM thresholds. Subsequent to the completion of the Self Administration Transaction, such liability is required to be recorded at fair value.

Allocation of Consideration
The consideration transferred pursuant to the Self Administration Transaction was allocated to the assets acquired and liabilities assumed, based upon their estimated fair values as of the acquisition date. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Identifiable Assets Acquired at Fair Value
Cash and cash equivalents	$36,443
Restricted cash	94,999
Land	975,000
Building	5,389,000
Site Improvements	136,000
Equipment, furniture and fixtures	651,000
Investments in Managed REITs	5,600,000
Other assets	1,084,629
Intangibles - customer relationships	1,600,000
Trademarks	19,800,000
Intangibles - management contracts	24,900,000

Total identifiable assets acquired	$60,267,071

Identifiable Liabilities Assumed at Fair Value
Debt	$19,219,126
Accounts payable and accrued expenses	722,286
Deferred tax liabilities, net	7,415,654

Total liabilities assumed	$27,357,066

Net identifiable assets acquired	$32,910,005
Goodwill	78,372,980
Non-controlling interest related to consolidated Tenant Protection Programs joint ventures	(21,800)

Net assets acquired	$111,261,185

The intangible assets acquired primarily consist of trademarks and the property management and advisory contracts related to the Managed REITs. The value of the property management and advisory contracts were determined based on a discounted cash flow valuation of the projected cash flows of the acquired contracts. The deferred tax liability is the result of differences between the GAAP carrying value of certain amortizing assets and the carrying value for tax purposes related to activities which are conducted through our TRS.
Administrative Services Agreement
On June 28, 2019, we along with our Operating Partnership, the TRS and SSA (collectively, the “Company Parties”) entered into an Administrative Services Agreement with SAM (the “Administrative Services Agreement”), which, as amended, requires that the Company Parties will be reimbursed for providing certain operational and administrative services to SAM which may include, without limitation, accounting and financial support, IT support, HR support, advisory services and operations support, and administrative support as set forth in the Administrative Services Agreement and SAM will be reimbursed for providing certain operational and administrative services to the Company Parties which may include, without limitation, due diligence support, marketing, fulfillment and offering support, events support, insurance support, and administrative and facilities support. SAM and the Company Parties will reimburse one another based on the actual costs of providing their respective services. Additionally, SAM will pay the Company Parties an allocation of rent and overhead for the portion it occupies in the Ladera Office. Such agreement has a term of three years (and is automatically renewed annually thereafter unless otherwise terminated no later than 90 days prior to the renewal term) and is subject to certain adjustments as defined in the agreement.
Accounting Considerations Subsequent to Acquisition
The emergence and spread of the
COVID-19
pandemic caused significant volatility and disruption in the economy and the capital markets beginning in the first quarter of 2020. The increase in consumer and investor uncertainty had an impact on our Managed REITs, specifically the Managed REITs’ ability to attract investor equity in the face of economic weakness and volatility. The volatility and uncertainty in the economy caused various broker dealers that our Managed REITs had selling agreements with to temporarily halt non-traded
REIT sales within their advisory networks. Effective April 30, 2020, the Managed REITs suspended their offerings. Given the disruption that
COVID-19
had on the capital markets and our Managed REITs and their ability to raise additional equity, accordingly we evaluated the various intangible assets and liabilities associated with the sponsorship of the Managed REITs for impairment as of March 31, 2020.
Based on the above facts, we revised our capital raise projections for the Managed REITs. We then evaluated the revised projected undiscounted future cash flows of our amortizing intangible assets to determine if they exceeded their respective carrying values and we determined that certain trademarks and management contracts acquired in the Self Administration Transaction were impaired. For such assets we recorded impairments to reduce their carrying value to their respective fair values. For our indefinite-lived trademark, we determined that the carrying value was in excess of its fair value and therefore recorded an impairment equal to the difference. As a result, we recorded impairment charges totaling approximately $11.7 million to intangible assets, consisting of approximately $3.3 million related to our trademarks, approximately $2.2 million related to the management contracts of SST IV and approximately $6.2 million related to the management contracts of SSGT II during the quarter ended March 31, 2020. We similarly evaluated goodwill for impairment and determined that the carrying value of the goodwill related to our Managed REIT segment was in excess of fair value, and therefore impaired and we recognized an impairment charge of approximately $24.7 million during the quarter ended March 31, 2020. Goodwill related to our self storage operations was not impaired.
In connection with the Self Administration Transaction, we acquired a special limited partnership interest in SST IV and SSGT II. This interest, in certain situations, may entitle us to various subordinated distributions under SST IV’s and SSGT II’s operating partnership agreements. Given the revised capital projections noted above, the projected future subordinated distributions had revised estimated fair values less than their carrying values. We deemed this difference to be an other than temporary decline in value and therefore recorded an impairment charge of approximately $4.4 million during the quarter ended March 31, 2020.
As a result of the Self Administration Transaction, we recorded a deferred tax liability, which is the result of differences between the GAAP carrying value of certain amortizing assets and the carrying value for tax purposes of certain assets related to activities which are conducted through our TRS. As the impairment charge reduced the GAAP carrying value of such assets, primarily the Managed REIT management contracts, we adjusted the value of our deferred tax liabilities by pro-rata
amounts, reducing the deferred tax liabilities in aggregate by approximately $2.4 million, and recorded such adjustment as other income within the other line-item in our consolidated statement of operations during the quarter ended March 31, 2020.
In connection with the Self Administration Transaction, we issued the
Class A-2
Units, as a form of contingent consideration, which is required to be revalued at each reporting period, based on the discounted probability weighted forecast of achieving the requisite AUM thresholds or the occurrence of an Earnout Acceleration Event. The revised capital raise projections discussed above reduced the probability of the
Class A-2
Units converting, which had the result of decreasing the estimated fair value of the contingent earnout liability from approximately $31.1 million as of December 31, 2019 to approximately $23.9 million as of the date of the impairment analysis.
On March 24, 2021, we, as the general partner of our Operating Partnership, entered into Amendment No. 3 (the “Amendment”) to the Operating Partnership Agreement, to make certain revisions to the Operating Partnership Agreement. The Amendment (i) revised the definition of “AUM” in connection with the earnout of the
Class A-2
Units so that it (A) includes assets acquired by us and our affiliates and (B) includes 100% of any joint venture assets, rather than a pro rata percentage, and (ii) clarifies that the
Class A-2
Units may be transferred after the
two-year
holding period.
On March 24, 2021, 1,094,434
Class A-2
Units held by SS OP Holdings were converted into 1,121,795
Class A-1
Units pursuant to the achievement of the first tier of earnout consideration. The fair value of the contingent earnout liability was reduced as the
Class A-2
Units were converted into
Class A-1
Units in our Operating Partnership and the fair value of such units was reclassified to the noncontrolling interest in our Operating Partnership line in the equity section of our consolidated balance sheet.
On October 19, 2021, the Nominating and Corporate Governance Committee of our board of directors and our board of directors approved resolutions providing that the denominator in the calculation of the earnout exchange ratio will be $10.66 (the value of the Class A common stock at the time of the Self Administration Transaction, pursuant to which the earnout was established) for the next 12 months, until October 19, 2022. Thereafter the denominator in the calculation of the earnout exchange ratio will be as provided in the Operating Partnership Agreement
As of December 31, 2021, pursuant to the revised definition of “AUM” as described above, we had added incremental assets under management of approximately $472 million, and pursuant to the resolutions providing that the denominator in the calculation of the earnout exchange ratio will be $10.66, the estimated fair value of the contingent earnout liability increased to approximately $30.0 million.